7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

January 12, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Investors Trust

(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of Voya Investors Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 22, 2015, to the Institutional Class, Service Class, and Service 2 Class Prospectuses, each dated May 1, 2015 for Voya Liquid Assets Portfolio.

The purpose of the filing is to submit the 497(e) filing dated December 22, 2015 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,
/s/ Paul Caldarelli
Paul Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds